PRINCIPAL ACTIVITIES AND ORGANIZATION	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries. The Company, its subsidiaries are collectively referred to as the “Group”.

The Company was incorporated under the laws of the Cayman Islands as an exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operations and geographic market is in the People’s Republic of China (“PRC”). The Group operates vehicle sales business through an “inventory-owning” model where the Group sells its own inventory of used vehicles.

As of June 30, 2025, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	79.58%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales
Wuhan Youxin Intelligent Remanufacturing Co., Ltd. (“Uxin Wuhan”)	Wuhan	October 16,2024	66.7%	Vehicle sales

In March 2025, the Company disposed Youfang (Beijing) Information Technology Co., Ltd. to a third party at nil consideration, net gains from disposal of the subsidiary amounting to RMB5,863 were recorded in other income.

Liquidity

The Company has incurred net losses since inception. For the six months ended June 30, 2025, the Company incurred net loss of RMB119.0 million and had operating cash outflow of RMB156.0 million. As of June 30, 2025, the Company had an accumulated deficit in the amount of RMB19.7 billion, its current liabilities exceeded its current assets by approximately RMB202.2 million, the Company’s cash balance was RMB68.3 million. These adverse conditions and events raise substantial doubt about the Group’s ability to continue as a going concern.

Therefore, the Company’s ability to continue as a going concern is dependent on the effective implementation of management’s plan to mitigate these conditions and events. A summary of management’s plan includes:

●	As of June 30, 2025, the Company had the outstanding borrowings of RMB152.8 million under the inventory-pledged financing facility agreements with certain banks and financial institutions in the PRC, and the unused facilities amounted to RMB276.1 million. These facility agreements will mature within one year since the date of the issuance of the unaudited interim condensed consolidated financial statements. Management plans to obtain the renewals of the facilities when they become mature.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

Liquidity(continued)

●	Pursuant to an equity investment agreement entered into in September 2023 with Hefei Construction Investment North City Industrial Investment Co., Ltd. (“HCI”), which is also the lessor of the Group’s used car retail superstore (the “Superstore”) operated by Uxin Hefei, HCI will invest in Uxin Hefei by multiple instalments after Uxin Hefei makes the annual lease payments over a 10-year lease period. In October 2023 and April 2025 respectively, Uxin Hefei and HCI mutually agreed that the first-year and second-year rentals of approximately RMB147.1 million and RMB127.7 million were converted into the investment of approximately 12.02% and 8.40% equity interests in Uxin Hefei by HCI (Note 15). The third-year and fourth-year rentals will become due in September 2025 and 2026 respectively, and management plans to further agree with HCI for the net settlement of the third-year and fourth-year rental instalments and HCI’s investments.

●	In 2024, the Company entered into two equity investment agreements with the non-controlling shareholders of two subsidiaries of the Company established in Zhengzhou and Wuhan for the future operations of its superstores in Zhengzhou and Wuhan. Pursuant to these agreements, management expects to receive capital contributions of RMB50.0 million and RMB33.3 million committed by the two non-controlling shareholders, respectively. As of the date of the issuance of the unaudited interim condensed consolidated financial statements, the Group has received RMB26.0 million from the non-controlling shareholder of the subsidiary in Wuhan.

●	With considerations of the funds available from the above equity and debt financings, the management’s plan includes growing the Group’s vehicle sales revenue by increasing the sales volume as result of the Group’s improved financial capability of vehicle purchase, improving the gross profit margin by increasing the other value-added services offered to the vehicle customers, maintaining vehicle turnover rate by managing reasonable vehicle prices. The management’s plan also contemplates that, in view of the uncertainties surrounding the implementation of the above equity and debt financings, management will make necessary adjustments to the operation scale of the Group by reducing the vehicle purchase volume based on the liquidity position of the Group, and also to optimize the cost structure to reduce expenses such as labour costs, advertising expenses and administrative expenses.

Management has concluded that the management’s plan is probable of being effectively implemented. Management has also prepared a cash flows forecast covering the twelve months period from the date of issuance of the unaudited interim condensed consolidated financial statements after considering the effective implementation of the management’s plan. Management concluded that as result of its evaluation, management’s plan has alleviated the substantial doubt of the Company’s ability to continue as a going concern, and the Company’s current cash and cash equivalents, funds from the planned equity and debt financings and the cash flows from operations are sufficient to meet its anticipated working capital requirements for the next twelve months from the date these unaudited interim condensed consolidated financial statements are issued.